Equity affiliates, other investments and related parties - Associates (Details) $ in Millions		12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Associates
Non current assets	$ 184,125	$ 184,125	$ 178,140	$ 182,322
Current assets	99,529	99,529	125,724	111,136
TOTAL ASSETS	283,654	283,654	303,864	293,458
Shareholder's equity	119,453	119,453	114,570	114,999	$ 106,085
Non current liabilities	75,416	75,416	79,516	83,357
Current liabilities	88,785	88,785	109,778	95,102
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	283,654	283,654	303,864	293,458
Revenues from sales		218,945	263,310	184,634
Net income		21,510	21,044	16,366
Other comprehensive income		1,107	(3,109)	(1,446)
Equity value	$ 25,895	25,895	24,156	26,521
Profit/(loss)		1,845	(1,892)	3,438
Share of other comprehensive income, net amount		(208)	3,497	706
Novatek
Associates
% owned	19.40%
Refining & Chemicals | Saudi Aramco Total Refining & Petrochemicals
Associates
Non current assets	$ 9,780	9,780	10,003	10,264
Current assets	2,584	2,584	3,615	2,221
TOTAL ASSETS	12,364	12,364	13,618	12,485
Shareholder's equity	3,527	3,527	3,858	1,164
Non current liabilities	5,850	5,850	6,365	7,322
Current liabilities	2,987	2,987	3,395	3,999
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	12,364	12,364	13,618	12,485
Revenues from sales		12,994	20,492	11,123
Net income		584	2,409	(245)
Other comprehensive income		$ (59)	$ 284	$ 155
% owned		37.50%	37.50%	37.50%
Equity value	1,323	$ 1,323	$ 1,447	$ 437
Profit/(loss)		219	903	(92)
Share of other comprehensive income, net amount		(46)	147	116
Dividends paid to TotalEnergies		$ 321
Refinery production capacity (in barrels per day) | item		460,000
Refining & Chemicals | Qatar
Associates
Non current assets	2,882	$ 2,882	3,905	3,909
Current assets	2,000	2,000	2,491	1,908
TOTAL ASSETS	4,882	4,882	6,396	5,817
Shareholder's equity	2,748	2,748	2,737	2,693
Non current liabilities	835	835	2,062	1,906
Current liabilities	1,299	1,299	1,597	1,218
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	4,882	4,882	6,396	5,817
Revenues from sales		9,506	13,193	9,266
Net income		203	629	649
Other comprehensive income		(7)	(5)	(5)
Equity value	665	665	703	693
Profit/(loss)		78	161	174
Share of other comprehensive income, net amount		(7)	10	13
Dividends paid to TotalEnergies		$ 145	$ 138	199
Refining & Chemicals | Qatar Petrochemical Company Q.S.C. (QAPCO)
Associates
% owned		20.00%
Refining & Chemicals | Qatofin Company Limited
Associates
% owned		49.08%
Refining & Chemicals | Laffan Refinery Company Limited 1
Associates
% owned		10.00%
Exploration and Production activities | Novatek
Associates
Non current assets				26,954
Current assets				8,208
TOTAL ASSETS				35,162
Shareholder's equity				25,944
Non current liabilities				3,246
Current liabilities				5,972
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY				35,162
Revenues from sales				15,876
Net income				5,871
Other comprehensive income				$ (82)
% owned			19.40%	19.40%
Equity value				$ 6,243
Including goodwill and identifiable assets				1,210
Profit/(loss)			$ (5,747)	1,065
Share of other comprehensive income, net amount			3,118	446
Dividends paid to TotalEnergies			883	387
Exploration and Production activities | Liquefaction entities
Associates
Non current assets	42,197	$ 42,197	40,850	39,348
Current assets	5,745	5,745	8,276	11,075
TOTAL ASSETS	47,942	47,942	49,126	50,423
Shareholder's equity	35,144	35,144	19,188	23,867
Non current liabilities	7,700	7,700	22,312	19,659
Current liabilities	5,098	5,098	7,626	6,897
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	47,942	47,942	49,126	50,423
Revenues from sales		26,288	35,888	23,243
Net income		6,880	10,247	8,056
Equity value	3,963	3,963	3,243	5,582
Including goodwill and identifiable assets	32	32	34	1,832
Profit/(loss)		822	(340)	1,024
Share of other comprehensive income, net amount		(19)	(71)	85
Dividends paid to TotalEnergies		$ 1,052	1,224	817
Exploration and Production activities | Nigeria LNG Limited
Associates
% owned		15.00%
Exploration and Production activities | Angola LNG Limited
Associates
% owned		13.60%
Exploration and Production activities | Yemen LNG Company Limited
Associates
% owned		39.62%
Exploration and Production activities | Qatar Liquefied Gas Company Limited
Associates
% owned		10.00%
Exploration and Production activities | Qatar Liquefied Gas Company Limited (II)
Associates
% owned		16.70%
Exploration and Production activities | Oman LNG, LLC
Associates
% owned		5.54%
Exploration and Production activities | Abu Dhabi Gas Liquefaction Company Limited
Associates
% owned		5.00%
Exploration and Production activities | Qatar Liquified Gas Company Limited 5 (North Field East project)
Associates
% owned		25.00%
Exploration and Production activities | Qatar Liquefied Gas Company Limited 10 (North Field South Project)
Associates
% owned		25.00%
Renewables and Electricity activities | Adani Green Energy Limited (AGEL)
Associates
Non current assets	7,887	$ 7,887	6,961	6,223
Current assets	1,091	1,091	769	1,042
TOTAL ASSETS	8,978	8,978	7,730	7,265
Shareholder's equity	965	965	807	316
Non current liabilities	5,712	5,712	5,805	5,560
Current liabilities	2,301	2,301	1,118	1,389
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	8,978	8,978	7,730	7,265
Revenues from sales		1,061	1,073	545
Net income		162	104	35
Other comprehensive income		$ 5	$ (112)	$ (10)
% owned		19.74%	19.74%	20.00%
Equity value	1,877	$ 1,877	$ 1,856	$ 2,102
Including goodwill and identifiable assets	$ 1,687	1,687	1,697	2,039
Profit/(loss)		32	21	7
Share of other comprehensive income, net amount		$ 3	$ 23	$ 6